Operating Segments (Notes)	12 Months Ended
Dec. 31, 2016
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
OPERATING SEGMENTS
OPERATING SEGMENTS

We changed our operating segment presentation in the first quarter of 2017 to reflect our expanded gathering and processing assets and operations and how our chief operating decision maker (“CODM”) manages our business. With the completion of the North Dakota Gathering and Processing Assets acquisition on January 1, 2017, our gathering and processing assets and operations expanded significantly and enhanced our ability to offer integrated gathering and processing services to our customers. Given the business’s focus on providing integrated services along with the revised reporting structure implemented by management to assess performance and make resource allocation decisions, we have determined our operating segments, which are the same for reporting purposes, are the (i) Gathering and Processing segment and (ii) Terminalling and Transportation segment. The Gathering and Processing segment information has been recast to reflect our current presentation. There were no changes to the categorization of assets within our Terminalling and Transportation segment.

In addition, as part of the CODM’s reevaluation of how it monitors and evaluates the business and allocates resources, management revised its methodology for the allocation of corporate general and administrative expenses which resulted in additional corporate costs being allocated to our Gathering and Processing segment for certain administrative activities associated with our gathering and processing business in the Rockies region. The change to our Terminalling and Transportation segment was nominal. The segment information has been recast to reflect our revised allocation methodology.

Our Gathering and Processing segment consists of:

•	gathering systems including crude oil and natural gas pipeline gathering systems in the Bakken Region and the Green River Basin, Uinta Basin and Vermillion Basin in the Rockies Region, including:

•	the High Plains System;

•	the Williston Gathering System, which consists of a crude oil and natural gas gathering system located in the Williston Basin, North Dakota;

•	the Uinta Basin Gathering System, which consists of natural gas gathering systems and compression assets located in northeastern Utah;

•	the Green River System, which consists of an integrated natural gas gathering and transportation system;

•	the Vermillion Gathering System, which consists of natural gas gathering and compression assets located in Southern Wyoming, northwest Colorado and northeast Utah; and

•	equity method investments, which operate gathering pipeline and gas compression assets and transports natural gas to our natural gas processing facilities, located in the Uinta Basin.

•	gas processing and fractionation complexes, including:

•	the Vermillion processing complex;

•	the Uinta Basin processing complex;

•	the Blacks Fork processing complex fractionation facility; and

•	the Emigrant Trail processing complex.

Our Terminalling and Transportation segment consists of:

•	crude oil and refined products terminals and storage facilities in the western and midwestern U.S. that are supplied by Tesoro-owned and third-party pipelines, trucks and barges;

•	marine terminals in California that load and unload vessels;

•
pipelines, which transport products and crude oil from Tesoro’s refineries to nearby facilities in Salt Lake City and Los Angeles and a 50% fee interest in a pipeline that transports jet fuel from Tesoro’s Los Angeles refinery to the Los Angeles International Airport;

•	a regulated common carrier products pipeline and a jet fuel pipeline to the Salt Lake City International Airport

•	a rail-car unloading facility in Washington;

•	a petroleum coke handling and storage facility in Los Angeles; and

•	a regulated common carrier refined products pipeline system

Our revenues are generated from commercial agreements we have entered into with Tesoro, under which Tesoro pays us fees, and from third-party contracts for gathering crude oil and gathering and processing natural gas and distributing, transporting and storing crude oil, refined products, natural gas and NGLs. The commercial agreements with Tesoro are described in Note 3. We do not have any foreign operations.

The operating segments adhere to the accounting polices used for our consolidated financial statements, as described in Note 1. Our operating segments are strategic business units that offer different services in different geographical locations. We evaluate the performance of each segment based on its respective operating income. Certain general and administrative expenses and interest and financing costs are excluded from segment operating income as they are not directly attributable to a specific operating segment. Identifiable assets are those used by the segment, whereas other assets are principally cash, deposits and other assets that are not associated with a specific operating segment.

SEGMENT INFORMATION RELATING TO CONTINUING OPERATIONS (in millions)

	Years Ended December 31,
	2016	2015	2014
Revenues
Gathering and Processing:
NGL sales	$103	$99	$7
Gas gathering and processing	264	274	17
Crude oil and water gathering	133	123	66
Pass-thru and other revenue	115	121	68
Total Gathering and Processing Revenue	615	617	158
Terminalling and Transportation: (a)
Terminalling revenues	480	377	333
Pipeline transportation revenues	125	118	109
Total Terminalling and Transportation Revenue	605	495	442
Total Segment Revenues	$1,220	$1,112	$600
Segment Operating Income
Gathering and Processing	$218	$217	$49
Terminalling and Transportation	296	203	149
Total Segment Operating Income	514	420	198
Unallocated general and administrative expenses	(27)	(27)	(34)
Interest and financing costs, net	(191)	(150)	(109)
Equity in earnings of equity method investments	13	7	1
Other Income, net	6	—	—
Earnings Before Income Taxes	$315	$250	$56

Depreciation and Amortization Expense
Gathering and Processing	$107	$111	$15
Terminalling and Transportation	83	76	70
Total Depreciation and Amortization Expense	$190	$187	$85

Capital Expenditures
Gathering and Processing	$119	$228	$160
Terminalling and Transportation	154	158	112
Total Capital Expenditures	$273	$386	$272

(a)
Our Predecessors did not record revenue for transactions with Tesoro in the Terminalling and Transportation segment for assets acquired in the Acquisitions from Tesoro prior to the effective date of each acquisition, except for the RCA tariffs charged to Tesoro on the refined products pipeline included in the acquisition of the West Coast Logistics Assets.

TOTAL IDENTIFIABLE ASSETS BY OPERATING SEGMENT (in millions)

	December 31,
	2016	2015
Identifiable Assets
Gathering and Processing	$3,392	$3,469
Terminalling and Transportation	1,768	1,641
Other (a)	700	21
Total Identifiable Assets	$5,860	$5,131

(a)
Other consists mainly of $688 million in cash and cash equivalents as of December 31, 2016, which was used to fund the acquisition of the North Dakota Gathering and Processing Assets on January 1, 2017.